ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS	12 Months Ended
Dec. 31, 2020
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS

21.    Environmental rehabilitation obligation funds

Accounting policy

The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.

Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		4,602.2	3,998.7	3,492.4
Contributions made		63.6	12.9	63.0
Payments received		(7.4)	(151.9)	-
Interest income	5.1	245.1	265.5	223.5
Fair value gain/(loss)[1]		30.5	33.8	(24.9)
Environmental rehabilitation obligation funds on acquisition of subsidiaries	16	-	443.2	244.7
Balance at end of the year		4,934.0	4,602.2	3,998.7

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		702.9	610.0	633.9
Funds		4,231.1	3,992.2	3,364.8

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations

Fair value of environmental rehabilitation obligation funds

Environmental rehabilitation obligation funds comprise equity-linked notes, a fixed income portfolio of bonds as well as fixed and call deposits. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments (refer note 36.1).

Credit risk

The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds. The Group has reduced its exposure to credit risk by investing in funds with a limited number of major financial institutions.